Consolidated Financial Information of Parent (Statements Of Income) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Interest and other income									$ 1,930	$ 1,634	$ 1,154
Total revenues	85,469	79,115	90,538	114,365	130,871	86,408	110,910	104,507	369,487	432,696	248,789
Expenses
Interest expense									120,399	142,491	90,547
Selling, general and administrative									37,418	40,192	27,248
Total expenses									311,352	381,165	243,451
Net income from continuing operations before provision for income taxes									58,135	51,531	5,338
Income tax benefit									5,659	3,862	4,242
Net income	13,412	304	5,915	32,845	30,992	(29,439)	25,729	20,387	52,476	47,669	1,096
Weighted average number of shares:
Basic									34,129,880	25,792,932	25,843,348
Diluted									34,243,456	25,961,605	25,992,062
Earnings per share:
Basic	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.18	$ (1.15)	$ 1.00	$ 0.78	$ 1.51	$ 1.81	$ 0.03
Diluted	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.17	$ (1.15)	$ 0.99	$ 0.78	$ 1.50	$ 1.80	$ 0.03
Parent Company [Member]
Revenues
Equity in earnings of subsidiaries									51,136	47,602	6,613
Equity in earnings from unconsolidated subsidiary									1,871	1,631	279
Intercompany management fee income									15,780	16,154	9,550
Intercompany interest income									1,407
Interest and other income									185	176	79
Total revenues									70,379	65,563	16,521
Expenses
Interest expense									1,887
Selling, general and administrative									17,644	19,053	15,923
Total expenses									19,531	19,053	15,923
Net income from continuing operations before provision for income taxes									50,848	46,510	598
Income tax benefit									(1,628)	(1,159)	(498)
Net income									$ 52,476	$ 47,669	$ 1,096
Weighted average number of shares:
Basic									34,129,880	25,792,932	25,843,348
Diluted									34,243,456	25,961,605	25,992,062
Earnings per share:
Basic									$ 1.51	$ 1.81	$ 0.03
Diluted									$ 1.50	$ 1.80	$ 0.03